Fair Value Measurements (Details) - Schedule of assets and liabilities that are measured at fair value - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Fair Value Measurements (Details) - Schedule of assets and liabilities that are measured at fair value [Line Items]
Note payable – Sponsor	$ 553,036
Fair Value, Inputs, Level 1 [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities that are measured at fair value [Line Items]
Investments held in trust	109,303,241	109,140,492
Public Warrant liability	588,500	2,568,000
Level 3 [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities that are measured at fair value [Line Items]
Private Warrant liability	$ 566,775	$ 2,576,250